SCHEDULE OF ENTITIES (Details)	6 Months Ended
Dec. 31, 2023
Dogness (International) Corporation [Member]
Date of Incorporation	Jul. 11, 2016
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness (Hongkong) Pet's Products Co., Limited [Member]
Date of Incorporation	Mar. 10, 2009
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited [Member]
Date of Incorporation	Jul. 12, 2007
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Oct. 26, 2016
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Date of Incorporation	May 15, 2009
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co Ltd [Member]
Date of Incorporation	Jul. 09, 2009
Place of Incorporation	Zhangzhou, China
% of Ownership	100.00%
Principal Activities	Manufacturing of pet leash products
Dogness Overseas Ltd [Member]
Date of Incorporation	Feb. 08, 2018
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness Group LLC [Member]
Date of Incorporation	Jan. 23, 2018
Place of Incorporation	Delaware, United States
% of Ownership	100.00%
Principal Activities	Pet products trading
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Dec. 14, 2018
Place of Incorporation	Dongguan, China
% of Ownership	51.20%
Principal Activities	Developing and expanding pet food market